2. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 26,494	$ 23,248